Equity (Details) - USD ($) $ / shares in Units, $ in Thousands												12 Months Ended
	Oct. 31, 2024	Jan. 21, 2024	Oct. 13, 2023	Aug. 18, 2023	Aug. 14, 2023	Mar. 22, 2023	Nov. 01, 2022	Sep. 15, 2022	Aug. 02, 2022	Jun. 30, 2022	Jun. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2024	Nov. 21, 2023
Equity [Line Items]
Ordinary shares issued				75,000,000		660	68	75,000,000	44			30,770
Par value (in Dollars per share)																$ 0
Capital ratio				30:1
Reverse split ratio				26:1
Services rendered amount (in Dollars)												$ 105
Gross proceeds (in Dollars)											$ 10,210	$ 506	$ 2,196	$ 1,025
Issuance of aggregate shares											6,495
Number of units											614
Units per share (in Dollars per share)											$ 1,542.48
Exercise price (in Dollars per share)												$ 1,435.98	$ 1,435.98
Shares issued												515,631	33,652		1,541,096
Gross cash proceeds (in Dollars)												$ 6,255	$ 5,552	$ 9,005
Purchase sale (in Dollars)		$ 20,000
Commitment amount (in Dollars)		$ 20,000
Sale of ordinary shares		273,466
Share price rate		97.00%
Installment payment, percentage												10.00%
Payment for premium percentage												5.00%
Aggregate shares												2,633
Commitment fee (in Dollars)												$ 200
Bottom of Range [Member]
Equity [Line Items]
Shares issued																7,692
Interest rate, percentage												5.00%
Top of Range [Member]
Equity [Line Items]
Shares issued																230,769
Interest rate, percentage												18.00%
Pre-Funded Units [Member]
Equity [Line Items]
Units per share (in Dollars per share)											$ 1,539.09
SEPA [Member]
Equity [Line Items]
Gross proceeds (in Dollars)		$ 6,255
Commitment amount (in Dollars)												$ 5,000
Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued	1,094,793
Number of units											5,881
Shares issued														5,881
Warrants and exercise														5,881
Purchase price per share (in Dollars per share)	$ 4.38
June 2022 Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)										$ 1,435.98
Expire term										7 years
August 2023 Financing Round [Member]
Equity [Line Items]
Ordinary shares issued					10,119
Purchase price per share (in Dollars per share)					$ 109.2
Aggregate gross proceeds (in Dollars)					$ 1,300
August 2023 Financing Round [Member] | Over Allotment [Member]
Equity [Line Items]
Ordinary shares issued					1,786
August 2023 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued					1,786
Purchase price per share (in Dollars per share)					$ 108.654
October 2023 Financing Round [Member]
Equity [Line Items]
Gross cash proceeds (in Dollars)			$ 5,026
October 2023 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)			$ 0.021
Shares issued			91,910									175,110
Warrants and exercise												175,110